Label	Element	Value
Change in accounting policy adjustments [note 2] [member]
Effects of changes in accounting policies [note 2]	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	$ (9,000,000)
Transition Adjustments - IFRS 15 [note 2] [member]
Restated balance	sjr_EquityAdjustedBalance	6,194,000,000
Effects of changes in accounting policies [note 2]	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	22,000,000
Retained Earnings [Member] | Change in accounting policy adjustments [note 2] [member]
Effects of changes in accounting policies [note 2]	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	(9,000,000)
Retained Earnings [Member] | Transition Adjustments - IFRS 15 [note 2] [member]
Restated balance	sjr_EquityAdjustedBalance	2,204,000,000
Effects of changes in accounting policies [note 2]	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	22,000,000
Noncontrolling Interests [Member] | Change in accounting policy adjustments [note 2] [member]
Effects of changes in accounting policies [note 2]	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	0
Noncontrolling Interests [Member] | Transition Adjustments - IFRS 15 [note 2] [member]
Restated balance	sjr_EquityAdjustedBalance	1,000,000
Effects of changes in accounting policies [note 2]	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	0
Share Premium [Member] | Change in accounting policy adjustments [note 2] [member]
Effects of changes in accounting policies [note 2]	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	0
Share Premium [Member] | Transition Adjustments - IFRS 15 [note 2] [member]
Restated balance	sjr_EquityAdjustedBalance	30,000,000
Effects of changes in accounting policies [note 2]	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	0
Accumulated Other Comprehensive Income [Member] | Change in accounting policy adjustments [note 2] [member]
Effects of changes in accounting policies [note 2]	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	0
Accumulated Other Comprehensive Income [Member] | Transition Adjustments - IFRS 15 [note 2] [member]
Restated balance	sjr_EquityAdjustedBalance	(131,000,000)
Effects of changes in accounting policies [note 2]	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	0
Issued Capital [Member] | Change in accounting policy adjustments [note 2] [member]
Effects of changes in accounting policies [note 2]	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	0
Issued Capital [Member] | Transition Adjustments - IFRS 15 [note 2] [member]
Restated balance	sjr_EquityAdjustedBalance	4,090,000,000
Effects of changes in accounting policies [note 2]	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	0
Equity Attributable To Owners Of Parent [Member] | Change in accounting policy adjustments [note 2] [member]
Effects of changes in accounting policies [note 2]	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	(9,000,000)
Equity Attributable To Owners Of Parent [Member] | Transition Adjustments - IFRS 15 [note 2] [member]
Restated balance	sjr_EquityAdjustedBalance	6,193,000,000
Effects of changes in accounting policies [note 2]	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	$ 22,000,000